Financial Instruments - Summary of Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments and Excluding Impact of Netting Agreements (Detail) - Liquidity risk [member] - Non-derivative Financial Liabilities [Member] - USD ($)
$ in Thousands
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial liability [Line Items]
Carrying amount	$ 372,657	$ 338,456
Contractual cash flows	(393,230)	(373,259)
6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(136,023)	(110,901)
6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(232,508)	(6,275)
1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(5,122)	(243,334)
2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(17,811)	(8,888)
More Than Five Years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(1,766)	(3,861)
Convertible notes [Member]
Disclosure of financial liability [Line Items]
Carrying amount	216,118	201,240
Contractual cash flows	(230,000)	(230,000)
Convertible notes [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(230,000)
Convertible notes [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		(230,000)
Lease Liabilities [Member]
Disclosure of financial liability [Line Items]
Carrying amount	16,379	13,952
Contractual cash flows	(21,549)	(18,847)
Lease Liabilities [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(2,342)	(1,953)
Lease Liabilities [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(2,046)	(1,706)
Lease Liabilities [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(4,272)	(3,058)
Lease Liabilities [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(11,124)	(8,269)
Lease Liabilities [Member] | More Than Five Years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(1,765)	(3,861)
Secured bank loans [Member]
Disclosure of financial liability [Line Items]
Carrying amount	2,667	1,392
Contractual cash flows	(3,077)	(1,590)
Secured bank loans [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(485)	(278)
Secured bank loans [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(462)	(249)
Secured bank loans [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(850)	(444)
Secured bank loans [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(1,279)	(619)
Secured bank loans [Member] | More Than Five Years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(1)
Trades and other payables [Member]
Disclosure of financial liability [Line Items]
Carrying amount	89,780	62,827
Contractual cash flows	(89,780)	(62,827)
Trades and other payables [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(89,780)	(62,827)
Other Liabilities Related to Business Combination [Member]
Disclosure of financial liability [Line Items]
Carrying amount	9,368	10,075
Contractual cash flows	(10,479)	(11,025)
Other Liabilities Related to Business Combination [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(5,071)	(5,513)
Other Liabilities Related to Business Combination [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		(5,512)
Other Liabilities Related to Business Combination [Member] | 2-5 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(5,408)
Other Liabilities Related to Hotel Travel Group [Member]
Disclosure of financial liability [Line Items]
Carrying amount	4,320	13,000
Contractual cash flows	(4,320)	(13,000)
Other Liabilities Related to Hotel Travel Group [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	(4,320)	(4,360)
Other Liabilities Related to Hotel Travel Group [Member] | 6-12 months [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		(4,320)
Other Liabilities Related to Hotel Travel Group [Member] | 1-2 years [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows		(4,320)
Refund due to customers [Member]
Disclosure of financial liability [Line Items]
Carrying amount	34,025	35,970
Contractual cash flows	(34,025)	(35,970)
Refund due to customers [Member] | 6 months or less [Member]
Disclosure of financial liability [Line Items]
Contractual cash flows	$ (34,025)	$ (35,970)